Revenue - Schedule of Disaggregation of Revenue, Customers Over 10% of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 4,659	$ 4,315	$ 750
Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	4,659	4,315	750
Customer A | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	0	0	750
Customer B | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 4,659	$ 4,315	$ 0